Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents
Note 12: Cash and Cash Equivalents

	December 31,

	2021	2020
Cash
Cash at bank and on hand	389	311
Cash equivalents
Money market accounts	389	1,476
Cash and cash equivalents	778	1,787
Of total cash and cash equivalents, $70 million and $61 million at December 31, 2021 and 2020, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.